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October 26, 2006

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD WORLD FUNDS (THE "TRUST")
     FILE NO.  2-17620
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Commissioners:

Enclosed is the 102nd Post-Effective Amendment to the Trust's registration statement on Form N-1A. The purposes of this Amendment are to: (1) disclose a change to the Vanguard U.S. Growth Fund's foreign securities policy, (2) offer a new share class to the Vanguard U.S. Growth Fund and the Vanguard International Growth Fund, to be known as Signal Shares, and (3) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on December 29, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485 (a) filing on December 29, 2006.

Please contact me at (610) 669-6018 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,



Beverly A. Hart
The Vanguard Group, Inc.


Enclosures



cc: Brion Thompson, Esq.
    U.S. Securities and Exchange Commission